DYKEMA GOSSETT PLLC
                       Franklin Square, Third Floor West
                              1300 I Street, N.W.
                             Washington, D.C. 20005
                              Tel: (202) 906-8600
                              Fax: (202) 906-8699


                               September 20, 2006


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Principal Investors Fund, Inc.
      Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Principal Investors Fund, Inc. ("PIF"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PIF's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to proposed Agreements and Plans of Reorganization providing for the transfer of the assets and stated liabilities of all the series of WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC, collectively known as the WM Group of Funds (the "WM Funds"), to and in exchange for shares of corresponding series of PIF. Shareholders of the WM Funds are also being asked to continue certain advisory and sub-advisory arrangements. The proposed mailing date to shareholders is on or about October 20, 2006.

Please call me at 202-906-8712 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.


                                     Very truly yours,

                                     DYKEMA GOSSETT PLLC

                                     /s/ Bruce W. Dunne

                                     Bruce W. Dunne



Enclosures